Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO($)	COMPENSATION ACTUALLY PAID TO CEO($)(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS($)(2)	CUMULATIVE TSR(3)	PEER GROUP CUMULATIVE TSR(4)	NET INCOME (LOSS) (in millions)	CONSOLIDATED ADJUSTED EBITDA(5) (in millions)
2024	$4,881,248	$4,100,619	$1,578,552	$1,349,836	$31	$109	$(11.3)	$77.0
2023	5,126,521	4,464,232	1,656,697	1,484,105	42	100	12.9	87.8
2022	5,584,250	7,421,144	1,832,523	2,297,346	46	102	(9.5)	74.0
2021	4,761,053	4,904,405	1,234,400	1,325,808	31	56	(64.0)	38.1
2020	5,181,793	270,834	1,573,433	140,629	31	56	(468.4)	26.1

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote	The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and total "compensation actually paid" to our CEO (presented above) for 2024, 2023, 2022, 2021 and 2020. Our CEO, Cindy B. Taylor, was the sole Principal Executive Officer (“PEO”) for purposes of this disclosure in each of the five years presented.
Peer Group Issuers, Footnote	Peer Group TSR disclosed represents the measurement period value of an investment of $100 in the Peer Group's stock based on a weighted average market capitalization as of the market close on 12/31/2019. Beginning period stock price measurement date of 12/31/2019 and end of period stock price as of 12/31/2020, 12/30/2021, 12/29/2022, 12/31/2023 and 12/31/2024.
The Company's peer group for 2024 included Archrock, Inc., Core Laboratories N.V., Diamond Offshore Drilling, Inc. (subsequently removed during 2024 due to its acquisition by Noble Corporation plc), Expro Group Holdings N.V., Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., Innovex International, Inc. (formerly Dril-Quip, Inc.), NPK International, Inc. (formerly Newpark Resources, Inc.), Oceaneering International, Inc., ProPetro Holding Corp., RPC, Inc., Select Water Solutions, Inc. and TETRA Technologies, Inc. The peer group for 2024 included the removal of Helmerich & Payne, Inc. due to its larger size and concentrated U.S. operations and the removal of NexTier Oilfield Solutions, Inc. due to its merger with Patterson-UTI Energy. It also included the addition of Diamond Offshore Drilling, Inc. (subsequently removed during 2024 due to its acquisition by Noble Corporation plc) and ProPetro Holding Corp. Cumulative TSR was $107 for 2024 using the Company's 2023 peer group.
The Company's peer group for 2023 and 2022 included, as applicable, Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Expro Group Holdings N.V., Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., NexTier Oilfield Solutions Inc. (removed during 2023 due to its acquisition by Paterson-UTI Energy, Inc.), Oceaneering International, Inc., RPC, Inc., Select Water Solutions, Inc. (formerly Select Energy Services, Inc.) and TETRA Technologies, Inc. The peer group for 2022 included the removal of Superior Energy Services, Inc. due to limited disclosures for the new management team members post-emergence from bankruptcy and the removal of Exterran Corporation due to its acquisition by Enerflex Ltd. It also included the addition of NexTier Oilfield Solutions Inc. and TETRA Technologies, Inc.
The Company's peer group for 2021 included Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Expro Group Holdings N.V. (formerly Frank's International N.V.), Exterran Corporation, Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., Oceaneering International, Inc., RPC, Inc., Select Energy Services, Inc. and Superior Energy Services, Inc. The 2021 peer group included the removal of ChampionX Corporation due to its revenue level following its merger with Apergy Corporation and the addition of Select Energy Services, Inc.
	The Company's peer group for 2020 included Archrock, Inc., ChampionX Corporation (formerly Apergy Corporation), Core Laboratories N.V., Dril-Quip, Inc., Exterran Corporation, Forum Energy Technologies, Inc., Frank's International N.V., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., Oceaneering International, Inc., RPC, Inc., and Superior Energy Services, Inc. The 2020 peer group included the removal of Key Energy Services, Inc. due to its restructuring and the addition of Apergy Corporation.
PEO Total Compensation Amount	$ 4,881,248	$ 5,126,521	$ 5,584,250	$ 4,761,053	$ 5,181,793
PEO Actually Paid Compensation Amount	$ 4,100,619	4,464,232	7,421,144	4,904,405	270,834
Adjustment To PEO Compensation, Footnote

	2024	2023	2022	2021	2020
CEO/PEO SUMMARY COMPENSATION TABLE TOTALS	$4,881,248	$5,126,521	$5,584,250	$4,761,053	$5,181,793
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,700,000)	(2,700,004)	(2,699,998)	(2,699,999)	(2,916,427)
Fair value at year end of equity awards granted during the year	2,239,672	2,012,407	3,084,531	2,604,364	810,404
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(98,793)	(449,527)	1,221,323	(7,783)	(2,262,720)
Change in fair value of equity awards granted in prior years that vested during the year	(221,508)	474,835	231,038	246,770	(542,216)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Total Equity Award Related Adjustments	(780,629)	(662,289)	1,836,894	143,352	(4,910,959)
COMPENSATION ACTUALLY PAID TOTALS	$4,100,619	$4,464,232	$7,421,144	$4,904,405	$270,834

Non-PEO NEO Average Total Compensation Amount	$ 1,578,552	1,656,697	1,832,523	1,234,400	1,573,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,349,836	1,484,105	2,297,346	1,325,808	140,629
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides a tabular reconciliation between the average of totals presented in the Summary Compensation Table and average total "compensation actually paid" to other NEOs (presented above) for 2024, 2023, 2022, 2021 and 2020. The calculation for 2023 and 2022 includes compensation paid to Lloyd A. Hajdik, Philip S. Moses and Brian E. Taylor. Compensation paid to Christopher E. Cragg is also included in the calculations of the averages for 2021 and 2020 as he was a NEO prior to his departure from the Company in March 2021.

	2024	2023	2022	2021	2020
NON-PEO/OTHER NEOs AVERAGE SUMMARY COMPENSATION TABLE TOTALS	$1,578,552	$1,656,697	$1,832,523	$1,234,400	$1,573,433
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(725,001)	(725,001)	(725,000)	(491,251)	(834,810)
Fair value at year end of equity awards granted during the year	601,394	540,369	828,254	468,666	244,810
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(44,360)	(111,888)	297,515	(1,670)	(674,984)
Change in fair value of equity awards granted in prior years that vested during the year	(60,749)	123,928	64,054	115,663	(167,820)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Total Equity Award Related Adjustments	(228,716)	(172,592)	464,823	91,408	(1,432,804)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,349,836	$1,484,105	$2,297,346	$1,325,808	$140,629

Compensation Actually Paid vs. Total Shareholder Return

	Year ended December,					Year-over-Year Changes
($ in millions, except common stock price)	2024	2023	2022	2021	2020	2024 vs 2023	2023 vs 2022	2022 vs 2021	2021 vs 2020

Financial Results:
Net Income (Loss)	$(11.3)	$12.9	$(9.5)	$(64.0)	$(468.4)	n.m.	n.m.	85%	86%
Consolidated Adjusted EBITDA	$77.0	$87.8	$74.0	$38.1	$26.1	(12%)	19%	94%	46%

Total Stockholders' Return:
Oil States	$31	$42	$46	$31	$31	(25%)	(9%)	50%	(1)%
Peer Groups	$107	$100	$102	$56	$56	n.m.	n.m.	n.m.	n.m.

Compensation Actually Paid to:
CEO	$4.1	$4.5	$7.4	$4.9	$0.3	(9%)	(39%)	51%	n.m.
Other NEOs (average)	$1.3	$1.5	$2.3	$1.3	$0.1	(13%)	(35%)	73%	n.m.

Oil States Common Stock Price:
Beginning of Year	$6.79	$7.46	$4.97	$5.02	$16.31
End of Year	5.06	6.79	7.46	4.97	5.02
Change in Stock Price	(25%)	(9%)	50%	(1)%	(69)%

Tabular List, Table

Financial Performance Measures
Consolidated Adjusted EBITDA
Consolidated Cash Flow From Operations
Three-Year Cumulative Consolidated Adjusted EBITDA
Relative Stock Price Performance

Total Shareholder Return Amount	$ 31	42	46	31	31
Peer Group Total Shareholder Return Amount	109	100	102	56	56
Net Income (Loss)	$ (11,300,000)	$ 12,900,000	$ (9,500,000)	$ (64,000,000.0)	$ (468,400,000)
Company Selected Measure Amount	77,000,000.0	87,800,000	74,000,000.0	38,100,000	26,100,000
PEO Name	Cindy B. Taylor
Additional 402(v) Disclosure	Cumulative TSR disclosed represents the measurement period value of an investment of $100 in the Company's stock. Beginning period stock price measurement date of 12/31/2019 and end of period stock price as of 12/31/2020, 12/30/2021, 12/29/2022,12/31/2023 and 12/31/2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description	The Company uses Consolidated Adjusted EBITDA to compare and to monitor the performance of the Company and its business segments to other comparable public companies and as a benchmark for the award of incentive compensation under its annual incentive compensation plan. The term Adjusted EBITDA consists of net income (loss) plus net interest expense, taxes, depreciation and amortization expense, impairments of goodwill, intangible and operating lease assets, and facility consolidation/closure and other charges, less gains on the sale of a previously idled property and extinguishments of debt.
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Cash Flow From Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Cumulative Consolidated Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Stock Price Performance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (780,629)	$ (662,289)	$ 1,836,894	$ 143,352	$ (4,910,959)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,700,000)	(2,700,004)	(2,699,998)	(2,699,999)	(2,916,427)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,239,672	2,012,407	3,084,531	2,604,364	810,404
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,793)	(449,527)	1,221,323	(7,783)	(2,262,720)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,508)	474,835	231,038	246,770	(542,216)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(228,716)	(172,592)	464,823	91,408	(1,432,804)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(725,001)	(725,001)	(725,000)	(491,251)	(834,810)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	601,394	540,369	828,254	468,666	244,810
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,360)	(111,888)	297,515	(1,670)	(674,984)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,749)	123,928	64,054	115,663	(167,820)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0